Schedule of Accounts payable and accrued liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

	March 31, 2026	September 30, 2025
Underwriter’s marketing fee (See Note 17)	$1,800,000	$1,800,000
Vendors payable	1,353,790	939,192
Accrued compensation expense	187,001	359,667
Franchise tax payable	367,323	267,323
Insurance premium financing	17,957	71,851
Accrued interest expense	545,713	49,914
Other payables and accrued expenses	13,133	429,887
Total	$4,284,917	$3,917,834

	September 30,
	2025	2024
Underwriter's marketing fee (See Note 10)	$1,800,000	$—
Vendors payable	939,192	—
Accrued compensation expense	359,667	—
Franchise tax payable	267,323	—
Insurance premium financing	71,851	—
Accrued interest expense	49,914	—
Other payables	429,887	15,000
Total	$3,917,834	$15,000